4. ACQUISITION OF 42WEST (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash	$ 585,343	$ 662,546	$ 2,392,685
Accounts receivable	3,422,863	3,668,646	0
Other assets	382,755	2,665,781	2,827,131
Intangible assets	9,110,000	0
Goodwill	13,996,337	$ 0
Dolphin Digital Media, Inc
Cash	273,625		2,259,504
Accounts receivable	1,706,644
Property, equipment and leasehold improvements	1,087,962
Other assets	265,563		$ 560,112
Intangible assets	9,110,000
Total identifiable assets acquired	12,443,794
Accounts payable and accrued expenses	(731,475)
Line of credit and note payable	(1,025,000)
Settlement liability	(300,000)
Other liabilities	(902,889)
Tax liabilities	(22,000)
Total liabilities assumed	(2,981,364)
Net identifiable assets acquired	9,462,430
Goodwill	13,996,337
Net assets acquired	$ 23,458,767